8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of share purchase warrants outstanding and exercisable (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of share purchase warrants outstanding and exercisable

The following share purchase warrants were outstanding and exercisable at January 31 2019:

Number of Warrants	Exercise Price	Expiry Date

1,015,502	$ 1.00	September 13, 20191*
560,063	$ 1.00	November 6, 20191*

1)   Warrants contained an additional exercise clause that if the common shares close at a price of $1.40 or greater, for a period of 20 consecutive trading days, the warrants would expire on the 30th day after the date on which notice is given by the Company.

*)   Subsequent to the end of the year, the warrants were triggered, and all warrants were exercised.